Income Tax - Summary of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Current income tax expense
Current tax expense recognized in the current year	$ 156,684.0		$ 190,022.2	$ 107,694.4
Income tax adjustments on prior years	(32,775.5)		(19,413.0)	(14,539.5)
Other income tax adjustments	244.3		206.1	152.2
Current income tax expense	124,152.8		170,815.3	93,307.1
Deferred income tax expense (benefit)
The origination and reversal of temporary differences	3,210.1		(24,714.5)	(17,530.0)
Investment tax credits	925.9		4,676.7	(5,621.7)
Deferred income tax benefit	4,136.0		(20,037.8)	(23,151.7)
Income tax expense recognized in profit or loss	$ 128,288.8	$ 4,189.7	$ 150,777.5	$ 70,155.4